FAIR VALUE OF ASSETS AND LIABILITIES (Summary of Significant Unobservable Inputs) (Details) - Loans and payable to fund [Member]	12 Months Ended
	Dec. 31, 2015
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount rates	12.00%
Net cumulative expected loss rates	7.90%	[1]
Cumulative prepayment rates	7.40%	[2]

[1]	Expressed as a percentage of the loan volume.
[2]	Expressed as a percentage of remaining principle of loans.